APRIL 7, 2006

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF EACH SMITH BARNEY AND SB MUTUAL FUND LISTED BELOW

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in each Fund’s Prospectus and Statement of Additional Information.

Effective April 7, 2006, each Registrant (except CitiFunds Trust I) and Fund will be renamed by replacing “Smith Barney” or “SB” with “Legg Mason Partners” as listed below.

There will be no change in the Funds’ investment objective(s) or investment policies as a result of the name changes.

For more information about the Funds, including information about sales charges and ways you can qualify for reduced or waived sales charges, please go to http://www.leggmason.com/InvestorServices and click on the name of the Fund.

New Registrant/Fund Name	Date of Current Prospectus and SAI

CitiFunds Trust I
Legg Mason Partners Emerging Markets Equity Fund	February 28, 2006
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Adjustable Rate Income Fund	September 28, 2005
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Aggressive Growth Fund, Inc.	December 29, 2005
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.	April 30, 2005
Legg Mason Partners Arizona Municipals Fund, Inc.
Legg Mason Partners Arizona Municipals Fund, Inc.	September 28, 2005
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.	June 28, 2005
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.	November 28, 2005
Legg Mason Partners Equity Funds
Legg Mason Partners Social Awareness Fund	May 31, 2005
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Fundamental Value Fund, Inc.	January 28, 2006
Legg Mason Partners Funds, Inc.
Legg Mason Partners Large Cap Value Fund	April 29, 2005
Legg Mason Partners Short-Term Investment Grade Bond Fund	April 29, 2005
Legg Mason Partners U.S. Government Securities Fund	April 29, 2005

New Registrant/Fund Name	Date of Current Prospectus and SAI

Legg Mason Partners Income Funds
Legg Mason Partners Capital and Income Fund	April 29, 2005
Legg Mason Partners Convertible Fund	November 28, 2005
Legg Mason Partners Diversified Strategic Income Fund	November 28, 2005
Legg Mason Partners Dividend and Income Fund	November 28, 2005
Legg Mason Partners Exchange Reserve Fund	November 28, 2005
Legg Mason Partners High Income Fund	November 28, 2005
Legg Mason Partners Municipal High Income Fund	November 28, 2005
Legg Mason Partners Total Return Bond Fund	November 28, 2005
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Government Securities Fund	April 29, 2005
Legg Mason Partners Hansberger Global Value Fund	August 29, 2005
Legg Mason Partners Investment Grade Bond Fund	April 29, 2005
Legg Mason Partners Multiple Discipline Funds All Cap and International	August 29,2005
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	August 29,2005
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 29,2005
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	August 29,2005
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	August 29,2005
Legg Mason Partners Real Return Strategy Fund	January 30, 2006
Legg Mason Partners Small Cap Growth Fund	January 30, 2006
Legg Mason Partners Small Cap Value Fund	January 30, 2006
Legg Mason Partners Investment Series
Legg Mason Partners Growth and Income Fund	February 28, 2006
Legg Mason Partners Dividend Strategy Fund	February 28, 2006
Legg Mason Partners International Fund	February 28, 2006
Legg Mason Partners Investment Trust
Legg Mason Partners Classic Values Fund	March 30, 2006
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 30, 2006
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 30, 2006
Legg Mason Partners Large Cap Growth Fund	March 30, 2006
Legg Mason Partners Mid Cap Core Fund	March 30, 2006
Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners Managed Municipals Fund, Inc.	June 28, 2005
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners Massachusetts Municipals Fund	March 30, 2006
Legg Mason Partners Municipal Funds
Legg Mason Partners Florida Municipals Fund	July 29, 2005
Legg Mason Partners Georgia Municipals Fund	July 29, 2005
Legg Mason Partners Limited Term Municipals Fund	July 29, 2005
Legg Mason Partners National Municipals Fund	July 29, 2005
Legg Mason Partners New York Municipals Fund	July 29, 2005
Legg Mason Partners Pennsylvania Municipals Fund	July 29, 2005
Legg Mason Partners New Jersey Municipals Fund, Inc.
Legg Mason Partners New Jersey Municipals Fund, Inc.	July 29, 2005

New Registrant/Fund Name	Date of Current Prospectus and SAI

Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners Oregon Municipals Fund	August 28, 2005
Legg Mason Partners Sector Series, Inc.
Legg Mason Partners Financial Services Fund	February 28, 2006
Legg Mason Partners Health Sciences Fund	February 28, 2006
Legg Mason Partners Technology Fund	February 28, 2006
Legg Mason Partners Trust II
Legg Mason Partners Capital Preservation Fund	February 28, 2006
Legg Mason Partners Capital Preservation Fund II	February 28, 2006
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2006
Legg Mason Partners International Large Cap Fund	April 29, 2005
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2006
Legg Mason Partners Small Cap Growth Opportunities Fund	February 28, 2006
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Inflation Management Fund	February 28, 2006
Legg Mason Partners International All Cap Growth Fund	February 28, 2006
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.	April 29, 2005

FD 03385